Interest in joint operations	12 Months Ended
Jun. 30, 2020
Interest in joint operations
Interest in joint operations

25Interest in joint operations

At 30 June, the group’s interest in material joint operations were:

			% of equity owned
Name	Country of incorporation	Nature of activities	2020	2019
Gemini HDPE LLC	United States of America	Manufactures high density polyethylene chemicals	50	50
Sasol Canada	Canada	Development of shale gas reserves and production and marketing of shale gas	50	50
Natref	South Africa	Refining of crude oil	64	64

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Gemini	Sasol			Total	Total
	HDPE LLC	Canada	Natref	Other*	2020	2019
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	6 148	1 430	3 461	1 878	12 917	10 858
External current assets	82	191	325	1 084	1 682	1 651
Intercompany current assets	26	1	9	4	40	109
Total assets	6 256	1 622	3 795	2 966	14 639	12 618

Shareholders’ equity	3 049	80	234	251	3 614	2 888
Long-term liabilities	2 958	1 446	2 823	1 997	9 224	8 001
Interest-bearing current liabilities	136	1	256	371	764	589
Non-interest-bearing current liabilities	113	95	268	81	557	737
Intercompany current liabilities	—	—	214	266	480	403

Total equity and liabilities	6 256	1 622	3 795	2 966	14 639	12 618

Income statement
Turnover	527	341	2 157	1 196	4 221	4 135
Operating profit/(loss)	(129)	(133)	284	130	152	(2 323)
Other expenses	(160)	(19)	(207)	(159)	(545)	(444)

Net (loss)/profit before tax	(289)	(152)	77	(29)	(393)	(2 767)
Taxation	—	—	37	(103)	(66)	(62)

Attributable (loss)/profit	(289)	(152)	114	(132)	(459)	(2 829)

Statement of cash flows
Cash flow from operations	1	(221)	956	272	1 008	1 337
Movement in working capital	11	(53)	(98)	71	(69)	(111)
Tax paid	—	—	(2)	(1)	(3)	(24)
Other expenses	(131)	—	(210)	(205)	(546)	(561)

Cash available from operations	(119)	(274)	646	137	390	641
Dividends paid	—	—	(166)	—	(166)	(230)

Cash retained from operations	(119)	(274)	480	137	224	411
Cash flow from investing activities	(708)	122	(519)	342	(763)	(843)
Cash flow from financing activities	825	(2)	77	(279)	621	(612)

Decrease/(Increase) in cash requirements	(2)	(154)	38	200	82	(1 044)

*Includes Central Térmica de Ressano Garcia (CTRG).

At 30 June 2020, the group’s share of the total capital commitments of joint operations amounted to R700 million (2019 — R1 080 million).